ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Aerospace/Defense – 4.4%
HEICO Corp.	29,159	$7,790,993

Auto Parts & Equipment – 6.1%
Allison Transmission Holdings, Inc.	64,795	6,198,938
Miller Industries, Inc.	104,827	4,441,520
Total Auto Parts & Equipment		10,640,458

Commercial Services – 8.5%
Moody’s Corp.	14,756	6,871,722
Rollins, Inc.	150,721	8,143,455
Total Commercial Services		15,015,177

Computers – 4.1%
Science Applications International Corp.	63,531	7,132,625

Diversified Financial Services – 4.6%
Intercontinental Exchange, Inc.	47,078	8,120,955

Electronics – 3.7%
Amphenol Corp., Class A	99,183	6,505,413

Engineering & Construction – 3.1%
IES Holdings, Inc.(a)	33,190	5,480,001

Healthcare - Products – 12.5%
Abbott Laboratories	61,459	8,152,536
Stryker Corp.	19,178	7,139,010
Thermo Fisher Scientific, Inc.	13,326	6,631,018
Total Healthcare - Products		21,922,564

Machinery - Diversified – 4.4%
Otis Worldwide Corp.	75,517	7,793,354

Media – 3.8%
FactSet Research Systems, Inc.	14,508	6,595,917

Metal Fabricate/Hardware – 3.8%
Mueller Industries, Inc.	87,820	6,686,615

Packaging & Containers – 3.9%
Silgan Holdings, Inc.	134,188	6,859,690

Pharmaceuticals – 8.8%
Cencora, Inc.	31,021	8,626,630
Henry Schein, Inc.(a)	100,070	6,853,794
Total Pharmaceuticals		15,480,424

Real Estate – 4.0%
McGrath RentCorp	63,204	7,040,926

Software – 19.4%
Adobe, Inc.(a)	15,755	6,042,515
Broadridge Financial Solutions, Inc.	31,280	7,584,149
Fair Isaac Corp.(a)	3,425	6,316,248
Fiserv, Inc.(a)	33,826	7,469,796
Intuit, Inc.	10,990	6,747,750
Total Software		34,160,458

Water – 4.7%
American Water Works Co., Inc.	56,405	8,320,866

Total Common Stocks (Cost $153,426,001)		175,546,436
Investments	Shares	Value
MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(b) (Cost $264,037)	264,037	$264,037

Total Investments – 100.0% (Cost $153,690,038)		175,810,473
Liabilities in Excess of Other Assets – (0.0)%**		(37,565)
Net Assets – 100.0%		$175,772,908

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of March 31, 2025.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$175,546,436	$–	$–	$175,546,436
Money Market Fund	264,037	–	–	264,037
Total	$175,810,473	$–	$–	$175,810,473

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.4%
Auto Parts & Equipment	6.1
Commercial Services	8.5
Computers	4.1
Diversified Financial Services	4.6
Electronics	3.7
Engineering & Construction	3.1
Healthcare - Products	12.5
Machinery - Diversified	4.4
Media	3.8
Metal Fabricate/Hardware	3.8
Packaging & Containers	3.9
Pharmaceuticals	8.8
Real Estate	4.0
Software	19.4
Water	4.7
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.